Securities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 security	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Securities (Details) [Line Items]
Available for sale securities pledged as collateral	$ 20,168,000	$ 34,271,000
Number of available for sale securities in unrealized loss position	100
Number of available for sale securities in unrealized loss position, one year or more	75
Available for sale securities, gross realized gains	412,812	134,848	293,226
Income tax expense (benefit)	1,083,000	1,240,000	1,071,000
Available for sale securities, gross realized losses	13,052	671	25,713
Realized Gains on Sale of Securities [Member]
Note 3 - Securities (Details) [Line Items]
Income tax expense (benefit)	140,356	45,848	99,697
Realized Losses on Sale of Securities [Member]
Note 3 - Securities (Details) [Line Items]
Income tax expense (benefit)	$ 4,438	$ 228	$ 8,742